Goodwill (Tables)	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Changes in Goodwill	Goodwill arising from business combinations is as follows:

	2019	2018
	$	$
Opening balance	45.3	45.3
Business combination (note 5)	7.8	—
Goodwill	53.1	45.3